Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments
LSV Small Cap Value Fund
	Shares	Value (000)
Common Stock (99.1%)
Aerospace & Defense (1.4%)
Curtiss-Wright	12,100	$1,256
Moog, Cl A	32,500	2,401
Vectrus*	18,000	925

		4,582

Agricultural Products (0.9%)
Ingredion	36,900	2,785

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings*	43,500	2,254
Park-Ohio Holdings	16,500	465

		2,719

Aircraft (1.2%)
Hawaiian Holdings	47,000	920
JetBlue Airways*	88,600	1,271
SkyWest	38,200	1,489

		3,680

Apparel Retail (1.7%)
Foot Locker	36,700	1,608
Genesco*	44,800	1,739
Guess?	13,900	323
Shoe Carnival	37,700	1,771

		5,441

Apparel, Accessories & Luxury Goods (0.5%)
G-III Apparel Group*	60,400	1,633

Apparel/Textiles (0.5%)
Capri Holdings*	39,695	1,654

Application Software (0.3%)
Avaya Holdings*	40,900	910

Asset Management & Custody Banks (3.2%)
BlackRock Capital Investment	196,140	588
Brightsphere Investment Group	127,800	2,342
Federated Investors, Cl B	38,900	1,050
FS KKR Capital	84,300	1,416
New Mountain Finance	50,400	577
Oaktree Specialty Lending	189,700	1,055
PennantPark Investment	195,900	1,019
Prospect Capital	129,300	815
Sixth Street Specialty Lending	64,300	1,316

		10,178

LSV Small Cap Value Fund
	Shares	Value (000)
Automotive (2.5%)
American Axle & Manufacturing Holdings*	146,500	$1,291
Cooper Tire & Rubber	33,000	1,213
Dana	152,800	2,958
Modine Manufacturing*	101,800	1,277
Winnebago Industries	19,200	1,326

		8,065

Automotive Retail (1.9%)
Camping World Holdings, Cl A	33,700	1,151
Group 1 Automotive	18,300	2,518
Penske Automotive Group	18,400	1,101
Sonic Automotive, Cl A	31,700	1,298

		6,068

Banks (16.2%)
Associated Banc-Corp	172,900	3,102
Bank of NT Butterfield & Son	45,500	1,384
BankUnited	67,700	2,346
Berkshire Hills Bancorp	49,800	826
Camden National	33,100	1,243
Cathay General Bancorp	44,100	1,491
Dime Community Bancshares	45,300	720
Federal Agricultural Mortgage, Cl C	18,700	1,421
Financial Institutions	43,990	1,007
First Busey	28,400	587
First Commonwealth Financial	148,900	1,747
First Horizon National	302,600	4,203
First Midwest Bancorp	110,700	1,830
Flagstar Bancorp	40,000	1,714
Flushing Financial	46,000	841
FNB	241,500	2,381
Fulton Financial	109,800	1,471
Great Southern Bancorp	17,983	884
Great Western Bancorp	55,500	1,332
Hancock Whitney	65,500	2,236
Hanmi Financial	72,400	1,001
HomeStreet	8,600	313
Hope Bancorp	169,200	1,892
Horizon Bancorp	65,642	1,039
International Bancshares	23,400	885
Lakeland Bancorp	104,000	1,363
OFG Bancorp	97,200	1,670
Old National Bancorp	76,665	1,287
Peoples Bancorp	48,605	1,482
Popular	28,500	1,617
Republic Bancorp, Cl A	5,330	192
Synovus Financial	90,100	3,352
TCF Financial	7,400	288
Walker & Dunlop	17,174	1,414

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Banks (continued)
Zions Bancorp	28,000	$1,236

		51,797

Biotechnology (1.0%)
United Therapeutics*	15,300	2,507
Vanda Pharmaceuticals*	43,329	621

		3,128

Broadcasting (0.4%)
Gray Television*	81,300	1,386

Broadcasting, Newspapers & Advertising (0.5%)
Entercom Communications, Cl A	354,200	1,647

Building & Construction (4.7%)
American Woodmark*	15,920	1,377
Apogee Enterprises	35,900	1,260
Builders FirstSource*	61,800	2,364
KB Home	48,500	2,020
MDC Holdings	34,700	1,805
Meritage Homes*	17,200	1,380
Toll Brothers	52,500	2,683
TRI Pointe Group*	109,900	2,220

		15,109

Cable & Satellite (0.5%)
MSG Networks*	66,700	1,152
WideOpenWest*	35,100	374

		1,526

Chemicals (1.6%)
AdvanSix*	52,900	1,128
Chemours	75,066	1,977
Ingevity*	14,140	929
Kraton*	37,500	1,053

		5,087

Coal & Consumable Fuels (0.3%)
Arch Resources	19,300	925

Commercial Printing (0.8%)
Deluxe	31,900	1,081
Ennis	60,900	1,108
LSC Communications*	1,111	—
Quad	72,400	339

		2,528

Commercial Services (1.1%)
CSG Systems International	18,100	780
Sykes Enterprises*	66,900	2,582

		3,362

Commodity Chemicals (1.6%)
Cabot	51,500	2,261

LSV Small Cap Value Fund
	Shares	Value (000)
Commodity Chemicals (continued)
Orion Engineered Carbons	39,900	$608
Tredegar	49,900	728
Trinseo	29,300	1,489

		5,086

Computers & Services (0.2%)
DHI Group*	248,300	621

Construction & Engineering (1.1%)
EMCOR Group	20,657	1,824
Primoris Services	61,300	1,784

		3,608

Consumer Finance (0.3%)
Aaron’s Holdings*	22,000	1,038

Data Processing & Outsourced Services (0.5%)
Concentrix*	13,998	1,497

Diversified REIT’s (0.7%)
American Assets Trust	42,400	1,172
Global Net Lease	62,600	1,008

		2,180

Electrical Components & Equipment (1.3%)
Atkore International Group*	62,100	2,755
Regal Beloit	11,700	1,468

		4,223

Electronic Equipment & Instruments (0.0%)
OSI Systems*	1,542	139

Financial Services (1.7%)
Arbor Realty Trust	116,631	1,663
Navient	227,500	2,561
Regional Management	45,000	1,273

		5,497

Food Distributors (0.3%)
SpartanNash	57,800	1,070

Food Retail (0.5%)
Sprouts Farmers Market*	69,100	1,565

Food, Beverage & Tobacco (0.4%)
Universal	29,100	1,335

Forest Products (0.5%)
Louisiana-Pacific	41,900	1,593

Gas/Natural Gas (1.0%)
National Fuel Gas	75,800	3,052

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
General Merchandise Stores (0.6%)
Big Lots	31,900	$1,904

Health Care Services (0.5%)
MEDNAX*	62,400	1,702

Health Care Distributors (0.6%)
Patterson	57,200	1,812

Health Care Facilities (0.8%)
Select Medical Holdings*	101,900	2,619

Health Care REIT’s (1.1%)
Industrial Logistics Properties Trust	85,200	1,807
Sabra Health Care	103,200	1,733

		3,540

Health Care Technology (0.2%)
Computer Programs and Systems	17,900	551

Homefurnishing Retail (0.4%)
Aaron’s	11,000	186
Haverty Furniture	37,700	1,233

		1,419

Hotel & Resort REIT’s (0.8%)
DiamondRock Hospitality	122,900	1,008
Service Properties Trust	65,100	691
Xenia Hotels & Resorts	64,900	939

		2,638

Hotels & Lodging (0.5%)
Wyndham Destinations	34,100	1,509

Household Products, Furniture & Fixtures (0.5%)
Ethan Allen Interiors	68,900	1,629

Human Resource & Employment Services (0.8%)
Kelly Services, Cl A	64,600	1,261
Kforce	29,000	1,237

		2,498

Industrial Machinery (0.5%)
Hillenbrand	36,850	1,514

Industrial REITs (0.3%)
Plymouth Industrial REIT	60,800	890

Insurance (4.6%)
American Equity Investment Life Holding	95,800	2,796
American Financial Group	19,880	1,872
Assured Guaranty	35,600	1,273
Axis Capital Holdings	31,500	1,446

LSV Small Cap Value Fund
	Shares	Value (000)
Insurance (continued)
CNO Financial Group	162,200	$3,440
Hanover Insurance Group	11,100	1,248
Heritage Insurance Holdings	7,160	67
MGIC Investment	141,400	1,657
Universal Insurance Holdings	54,674	732

		14,531

Interactive Media & Services (0.4%)
Cars.com*	101,400	1,177

Internet & Direct Marketing Retail (0.6%)
Qurate Retail	143,500	1,808

Leasing & Renting (1.3%)
CAI International	43,400	1,409
Triton International	58,600	2,716

		4,125

Machinery (3.1%)
AGCO	23,200	2,573
Hyster-Yale Materials Handling	8,296	744
Meritor*	74,800	1,931
Oshkosh	19,700	1,804
Timken	26,000	1,967
Wabash National	54,100	863

		9,882

Media & Entertainment (1.4%)
AMC Networks, Cl A*	57,700	2,852
TEGNA	105,700	1,694

		4,546

Metal & Glass Containers (2.4%)
Greif, Cl A	83,000	3,748
O-I Glass, Cl I	130,300	1,647
Silgan Holdings	62,700	2,284

		7,679

Mortgage REIT’s (1.5%)
Apollo Commercial Real Estate Finance	54,000	604
MFA Financial	241,800	880
New York Mortgage Trust	260,600	972
PennyMac Mortgage Investment Trust	73,600	1,270
Redwood Trust	80,700	692
Western Asset Mortgage Capital	141,700	418

		4,836

Motorcycle Manufacturers (0.5%)
Harley-Davidson	37,200	1,491

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Multi-line Insurance (0.4%)
American National Group	15,500	$1,370

Multi-Utilities (0.8%)
MDU Resources Group	100,600	2,645

Office Equipment (1.4%)
ACCO Brands	165,100	1,336
Herman Miller	37,700	1,291
Knoll	57,098	854
Steelcase, Cl A	77,500	1,002

		4,483

Office REITs (1.7%)
Brandywine Realty Trust	129,200	1,421
City Office	90,600	853
Franklin Street Properties	150,600	619
Kite Realty Group Trust	129,400	2,063
Office Properties Income Trust	21,008	486

		5,442

Packaged Foods & Meats (0.8%)
B&G Foods	63,800	2,429

Personal Products (0.7%)
Edgewell Personal Care	31,400	1,049
Nu Skin Enterprises, Cl A	19,100	1,105

		2,154

Petroleum & Fuel Products (1.4%)
Delek US Holdings	35,700	670
PBF Energy, Cl A	55,100	467
Southwestern Energy*	439,000	1,655
World Fuel Services	51,331	1,570

		4,362

Pharmaceuticals (1.1%)
Innoviva*	155,800	1,871
Lannett*	55,200	428
Supernus Pharmaceuticals*	39,400	1,158

		3,457

Property & Casualty Insurance (0.5%)
Mercury General	27,400	1,452

Regional Banks (0.7%)
Simmons First National, Cl A	96,100	2,374

Residential REIT’s (0.2%)
Preferred Apartment Communities, Cl A	99,700	717

Retail (1.7%)
Dick’s Sporting Goods	27,600	1,850

LSV Small Cap Value Fund
	Shares	Value (000)
Retail (continued)
Dillard’s, Cl A	14,992	$1,316
Ingles Markets, Cl A	16,700	794
Sally Beauty Holdings*	105,800	1,598

		5,558

Retail REIT’s (0.5%)
Retail Value	290	5
SITE Centers	98,050	1,087
Washington Prime Group	25,067	353

		1,445

Semi-Conductors/Instruments (4.3%)
Amkor Technology	167,600	2,601
Benchmark Electronics	49,600	1,256
Cirrus Logic*	8,800	824
Diodes*	13,600	963
Jabil	31,500	1,303
Methode Electronics	72,600	2,741
Sanmina*	26,900	837
TTM Technologies*	64,700	868
Vishay Intertechnology	70,500	1,519
Vishay Precision Group*	28,800	921

		13,833

Specialized Consumer Services (0.5%)
Carriage Services, Cl A	9,700	321
H&R Block	72,900	1,256

		1,577

Specialized REIT’s (0.9%)
Chatham Lodging Trust	53,000	568
CoreCivic	106,600	758
CorEnergy Infrastructure Trust	34,900	314
Hersha Hospitality Trust, Cl A	75,400	576
Outfront Media	37,800	689

		2,905

Specialty Stores (0.8%)
Office Depot	57,130	2,439

Steel & Steel Works (1.1%)
Commercial Metals	49,800	981
Warrior Met Coal	53,800	1,238
Worthington Industries	26,300	1,377

		3,596

Systems Software (0.4%)
Progress Software	17,708	711
Xperi Holding	32,900	634

		1,345

Technology Distributors (0.7%)
ScanSource*	48,700	1,178

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Small Cap Value Fund
	Shares	Value (000)
Technology Distributors (continued)
SYNNEX	14,000	$1,143

		2,321

Telephones & Telecommunications (0.9%)
Ciena*	21,800	1,164
Comtech Telecommunications	14,497	309
NETGEAR*	31,200	1,292

		2,765

Thrifts & Mortgage Finance (0.9%)
Premier Financial	33,600	933
Radian Group	98,200	1,885

		2,818

Trading Companies & Distributors (0.6%)
WESCO International*	24,300	1,849

Trucking (0.2%)
ArcBest	14,829	687

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems	51,800	971

TOTAL COMMON STOCK (Cost $315,959)		316,008

	Face Amount
	(000)
Repurchase Agreement (1.2%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $3,799 (collateralized by various U.S. Treasury obligations, ranging in par value $511 - $2,730, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $3,875)	$3,799	3,799

TOTAL REPURCHASE AGREEMENT (Cost $3,799)		3,799

Total Investments – 100.3% (Cost $319,758)		$319,807

Percentages are based on Net Assets of $318,966 (000).

*   Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$316,008	$—	$—	$316,008
Repurchase Agreement	—	3,799	—	3,799

Total Investments in Securities	$316,008	$3,799	$—	$319,807

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-004-1600